Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Net Loss For Income Tax [Line Items]
Net (Loss)	$ (3,913)	$ (3,036)	$ (10,203)	$ (7,087)	$ (9,764)	$ (6,625)
United States
Net Loss For Income Tax [Line Items]
Net (Loss)					(10,635)	(6,532)
Brazil
Net Loss For Income Tax [Line Items]
Net (Loss)					$ (22)	$ (93)